Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,362,500.00
Total Fee Amount	464.36
Total Offset Amount	0.00
Net Fee	$ 464.36
Offering Table N/A
Offset Table N/A	N/A